Financial assets at fair value through other comprehensive income	12 Months Ended
Dec. 31, 2025
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income	Financial assets at fair value through other comprehensive income

Accounting for financial assets at fair value through other comprehensive income (FVOCI)
Financial assets that are debt instruments held in a business model that is achieved by both collecting contractual cash flows and selling and that contain contractual terms that give rise on specified dates to cash flows that are SPPI are measured at FVOCI. They are subsequently re-measured at fair value and changes therein (except for those relating to impairment, interest income and foreign currency exchange gains and losses) are recognised in other comprehensive income until the assets are sold. Interest (calculated using the effective interest method) is recognised in the income statement in net interest income (Note 3). Upon disposal, the cumulative gain or loss in other comprehensive income is included in net investment income (Note 6).
In determining whether the business model is achieved by both collecting contractual cash flows and selling financial assets, it is determined that both collecting contractual cash flows and selling financial assets are integral to achieving the objective of the business model. The Barclays Bank Group will consider past sales and expectations about future sales to establish if the business model is achieved.

	Barclays Bank Group
	2025	2024
	£m	£m
Debt securities and other eligible bills	40,451	47,727
Loans and advances	2,367	3,283
Financial assets at fair value through other comprehensive income	42,818	51,010